UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Money Market Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2015 (unaudited)

	Face
	Amount	Value
	(000)	(000)

Certificates of Deposit (8.2%)

International Banks (8.2%)
Credit Industriel et Commercial
0.14%, 8/5/15	$57,000	$57,000
Landesbank Hessen Thueringen
0.12%, 8/3/15	15,000	15,000
Lloyds Bank PLC
0.13%, 8/3/15	25,000	25,000
Mizuho Bank Ltd.,
0.28%, 9/16/15	50,000	50,000
0.31%, 9/18/15	100,000	99,961
Oversea Chinese Banking Corp.
0.24%, 9/16/15	15,500	15,500
Sumitomo Mitsui Banking Corp.
0.28%, 9/17/15	15,000	15,000
Swedbank AB
0.13%, 8/4/15	25,000	25,000
Total Certificates of Deposit (Cost $302,461)		302,461

Commercial Paper (a) (5.6%)

International Banks (5.6%)
DBS Bank Ltd.,
0.24%, 9/17/15 – 9/18/15	44,000	43,986
Macquarie Bank Ltd.,
0.32%, 9/17/15 – 9/18/15	56,500	56,478
Nationwide Building Society,
0.30%, 9/17/15 (b)	40,000	39,985
0.30%, 9/18/15	45,000	44,983
Oversea Chinese Banking Corp.
0.24%, 9/17/15	21,000	20,994
Total Commercial Paper (Cost $206,426)		206,426

Corporate Bonds (6.5%)

Automobiles (0.3%)
American Honda Finance
1.00%, 8/11/15 (b)	9,500	9,501

International Banks (6.2%)
ANZ National International Ltd.,
1.85%, 10/15/15 (b)	9,165	9,190
3.13%, 8/10/15 (b)	61,305	61,336
BNP Paribas
3.60%, 2/23/16	5,170	5,250
Credit Suisse
5.13%, 8/15/15	12,339	12,358
ING Bank NV,
2.00%, 9/25/15 (b)	20,070	20,111
3.00%, 9/1/15 (b)	15,300	15,328
National Australia Bank,
1.60%, 8/7/15	37,566	37,571
2.75%, 9/28/15 (b)	14,580	14,632
Royal Bank of Canada
0.80%, 10/30/15	19,379	19,399
Sumitomo Mitsui Banking Corp.,
0.90%, 1/18/16	20,680	20,699
3.10%, 1/14/16 (b)	1,000	1,010

Westpac Banking Corp.
3.00%, 8/4/15	10,849	10,850
		227,734
Total Corporate Bonds (Cost $237,235)		237,235

Extendible Floating Rate Note (1.0%)

International Bank (1.0%)
Svenska Handelsbanken AB
(Extendible Maturity Date 1/15/16)
0.36%, 5/13/16 (b)	36,700	36,700

Floating Rate Notes (25.5%)

Automobiles (0.4%)
Toyota Motor Credit Corp.
0.27%, 11/17/15	16,000	16,000

Domestic Banks (3.4%)
Bank of America Corp.
0.29%, 12/7/15	15,000	15,000
BMO Harris Bank NA
0.38%, 1/19/16	30,000	30,000
HSBC Bank USA NA,
0.28%, 8/4/15	2,000	2,000
0.33%, 11/24/15	25,750	25,750
JP Morgan Chase Bank NA
0.44%, 6/7/16	25,000	25,000
Wells Fargo Bank NA
0.41%, 6/14/16	26,500	26,500
		124,250
International Banks (21.7%)
ANZ National International Ltd.,
0.35%, 12/29/15 (b)	25,000	25,000
0.36%, 12/31/15 (b)	40,000	40,000
Bank of Montreal,
0.28%, 10/23/15 – 11/19/15	51,000	51,000
0.36%, 12/15/15	30,000	30,000
Bank of Nova Scotia,
0.28%, 8/4/15 – 9/3/15	47,750	47,750
0.43%, 1/29/16	33,000	33,000
BNP Paribas SA,
0.33%, 9/30/15	15,000	15,000
0.34%, 10/2/15	14,000	14,000
0.44%, 12/23/15	14,750	14,750
Commonwealth Bank of Australia
1.09%, 9/18/15 (b)	4,250	4,254
Credit Industriel et Commercial,
0.34%, 9/18/15 – 11/4/15	52,500	52,500
Credit Suisse,
0.39%, 9/17/15 – 12/9/15	45,000	45,000
0.60%, 8/24/15	14,450	14,451
0.69%, 12/7/15	15,800	15,811
Erste Abwicklungsanstalt,
0.31%, 12/22/15 (b)	45,000	45,000
0.37%, 2/9/16 (b)	25,000	25,000
ING Bank NV
1.92%, 9/25/15 (b)	15,820	15,854
National Australia Bank
1.41%, 8/7/15	5,250	5,251

Royal Bank of Canada
0.40%, 12/1/15	55,000	54,999
Sumitomo Mitsui Banking Corp.,
0.33%, 8/27/15	22,750	22,750
0.34%, 10/22/15	27,000	27,000
0.39%, 1/29/16	25,000	25,000
Svenska Handelsbanken
0.29%, 12/17/15	49,000	49,000
Toronto Dominion Bank,
0.26%, 11/2/15	15,000	15,000
0.29%, 11/6/15	15,000	15,000
UBS AG
0.39%, 12/14/15	52,000	52,000
Westpac Banking Corp.
1.04%, 9/25/15	44,620	44,667
		799,037
Total Floating Rate Notes (Cost $939,287)		939,287

Repurchase Agreements (42.3%)
ABN Amro Securities LLC, (0.15%, dated 7/31/15, due 8/3/15; proceeds $170,002; fully collateralized by various U.S. Government agency securities, 1.22% - 10.50% due 2/1/16 - 2/20/59; valued at $175,024)	170,000	170,000
ABN Amro Securities LLC, (0.18%, dated 7/31/15, due 8/3/15; proceeds $45,001; fully collateralized by various Corporate Bonds, Zero Coupon - 9.38% due 8/15/15 - 6/15/45, a U.S. Government agency security, 3.00% due 6/20/44 and a U.S. Government obligation, Zero Coupon due 11/19/15; valued at $46,888)	45,000	45,000
ABN Amro Securities LLC, (0.28%, dated 5/11/15, due 8/11/15; proceeds $10,007; fully collateralized by cash; valued at $10,000) (Demand 8/7/15)	10,000	10,000
ABN Amro Securities LLC, (0.28%, dated 5/29/15, due 8/31/15; proceeds $5,004; fully collateralized by cash; valued at $5,000) (Demand 8/7/15)	5,000	5,000
Bank of Nova Scotia, (0.30%, dated 3/6/15, due 3/4/16; proceeds $25,076; fully collateralized by various U.S. Government agency securities, 2.50% - 5.50% due 10/1/25 - 6/20/45; valued at $25,800) (Demand 8/7/15)	25,000	25,000
Bank of Nova Scotia, (0.35%, dated 1/2/15, due 1/4/16; proceeds $60,214; fully collateralized by various U.S. Government agency securities, 2.50% - 7.25% due 4/18/17 - 4/20/62; valued at $61,680) (Demand 8/7/15)	60,000	60,000
BNP Paribas Securities Corp., (0.19%, dated 7/31/15, due 8/3/15; proceeds $40,001; fully collateralized by various Corporate Bonds, 0.48% - 6.75% due 1/8/16 - 7/20/45 (c); valued at $42,023)	40,000	40,000
BNP Paribas Securities Corp., (0.46%, dated 5/8/15, due 8/7/15; proceeds $10,012; fully collateralized by various Corporate Bonds, 6.75% - 7.88% due 11/1/17 - 2/15/21; valued at $10,600)	10,000	10,000
Citigroup Global Markets, Inc., (0.23%, dated 7/31/15, due 8/3/15; proceeds $15,000; fully collateralized by various Common Stocks; valued at $15,750)	15,000	15,000
Credit Agricole Corp., (0.15%, dated 7/31/15, due 8/3/15; proceeds $100,001; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 5/1/45 - 7/20/45; valued at $103,016)	100,000	100,000
Credit Suisse Securities USA, (0.15%, dated 7/31/15, due 8/3/15; proceeds $50,001; fully collateralized by a U.S. Government obligation, 0.88% due 12/31/16; valued at $51,003)	50,000	50,000

Credit Suisse Securities USA, (0.45%, dated 7/30/15, due 8/6/15; proceeds $25,002; fully collateralized by various Corporate Bonds, 5.13% - 9.75% due 8/1/18 - 8/1/24; valued at $26,501)	25,000	25,000
Credit Suisse Securities USA, (0.68%, dated 5/4/15, due 8/3/15; proceeds $55,094; fully collateralized by various Corporate Bonds, 4.25% - 11.00% due 5/15/17 - 6/1/28; valued at $58,301)	55,000	55,000
HSBC Securities USA, Inc., (0.18%, dated 7/31/15, due 8/3/15; proceeds $30,000; fully collateralized by various Corporate Bonds, Zero Coupon - 7.13% due 7/15/17 - 10/1/44 (c); valued at $31,500)	30,000	30,000
HSBC Securities USA, Inc., (0.28%, dated 7/31/15, due 8/3/15; proceeds $40,001; fully collateralized by various Corporate Bonds, 4.00% - 9.75% due 4/15/16 - 1/15/40 (c); valued at $42,401)	40,000	40,000
ING Financial Markets LLC, (0.18%, dated 7/31/15, due 8/3/15; proceeds $2,000; fully collateralized by a Corporate Bond, 4.95% due 11/7/43; valued at $2,100)	2,000	2,000
ING Financial Markets LLC, (0.18%, dated 7/31/15, due 8/3/15; proceeds $20,000; fully collateralized by various Corporate Bonds, 2.35% - 7.88% due 9/10/19 - 4/30/40; valued at $21,004)	20,000	20,000
ING Financial Markets LLC, (0.28%, dated 5/22/15, due 8/20/15; proceeds $8,006; fully collateralized by various Corporate Bonds, 2.60% - 3.70% due 11/1/18 - 3/1/45; valued at $8,401) (Demand 8/7/15)	8,000	8,000
ING Financial Markets LLC, (0.31%, dated 7/31/15, due 8/3/15; proceeds $10,000; fully collateralized by various Corporate Bonds, 10.00% - 10.50% due 12/15/18 - 10/1/19; valued at $10,605)	10,000	10,000
ING Financial Markets LLC, (0.40%, dated 5/18/15, due 8/18/15; proceeds $5,005; fully collateralized by a Corporate Bond, 9.75% due 3/15/19; valued at $5,304) (Demand 8/7/15)	5,000	5,000
ING Financial Markets LLC, (0.40%, dated 5/7/15, due 8/7/15; proceeds $5,005; fully collateralized by various Corporate Bonds, 9.75% - 10.00% due 3/15/19 - 6/1/20; valued at $5,302)	5,000	5,000
ING Financial Markets LLC, (0.40%, dated 6/3/15, due 8/31/15; proceeds $5,005; fully collateralized by various Corporate Bonds, 7.88% - 8.50% due 6/15/17 - 10/1/21; valued at $5,303) (Demand 8/7/15)	5,000	5,000
ING Financial Markets LLC, (0.40%, dated 6/4/15, due 8/24/15; proceeds $5,005; fully collateralized by various Corporate Bonds, 6.75% - 10.00% due 6/1/20 - 1/15/22; valued at $5,301) (Demand 8/7/15)	5,000	5,000
JP Morgan Clearing Corp., (0.42%, dated 7/24/15, due 08/11/15; proceeds $70,015; fully collateralized by various Corporate Bonds, Zero Coupon due 4/1/18 - 11/1/31; valued at $74,207) (Demand 8/7/15)	70,000	70,000
JP Morgan Clearing Corp., (0.52%, dated 7/17/15, due 10/29/15; proceeds $35,053; fully collateralized by various Common Stocks and a Preferred Stock; valued at $36,763) (Demand 8/17/15)	35,000	35,000
JP Morgan Clearing Corp., (0.53%, dated 2/13/15, due 10/29/15; proceeds $5,019; fully collateralized by various Common Stocks; valued at $5,251) (Demand 8/14/15)	5,000	5,000
JP Morgan Clearing Corp., (0.63%, dated 2/13/15, due 10/29/15; proceeds $30,135; fully collateralized by various Common Stocks and Convertible Bonds, Zero Coupon due 11/15/16 - 4/1/63; valued at $32,946) (Demand 8/14/15)	30,000	30,000
Merrill Lynch Pierce Fenner & Smith, (0.20%, dated 7/31/15, due 8/3/15; proceeds $35,001; fully collateralized by various Convertible Bonds, 1.00% - 4.00% due 5/15/18 - 2/15/44 and Convertible Preferred Stocks; valued at $39,550)	35,000	35,000
Merrill Lynch Pierce Fenner & Smith, (0.57%, dated 1/21/15, due 9/4/15; proceeds $13,548; fully collateralized by various Convertible Bonds, 1.00% - 3.88% due 5/15/18 - 2/15/44 and Convertible Preferred Stocks; valued at $15,255) (Demand 8/3/15)	13,500	13,500

Merrill Lynch Pierce Fenner & Smith, (0.57%, dated 1/29/15, due 9/4/15; proceeds $6,021; fully collateralized by various Convertible Bonds, 1.00% - 3.88% due 5/15/18 - 2/15/44 and a Convertible Preferred Stock; valued at $6,780) (Demand 8/3/15)	6,000	6,000
Natixis, (0.15%, dated 7/31/15, due 8/3/15; proceeds $100,001; fully collateralized by various U.S. Government obligations, 2.13% - 7.50% due 12/31/21 - 11/15/40; valued at $102,023)	100,000	100,000
Natixis, (0.16%, dated 7/31/15, due 8/3/15; proceeds $150,002; fully collateralized by various U.S. Government agency securities, 2.05% - 6.00% due 6/1/23 - 6/1/45 and U.S. Government obligations, Zero Coupon - 0.13% due 7/21/16 - 1/15/23; valued at $154,517)	150,000	150,000
RBC Capital Markets LLC, (0.27%, dated 7/13/15, due 10/13/15; proceeds $5,003; fully collateralized by various Corporate Bonds, Zero Coupon - 7.63% due 1/11/16 - 2/1/45; valued at $5,250) (Demand 8/7/15)	5,000	5,000
RBC Capital Markets LLC, (0.29%, dated 6/16/15, due 9/15/15; proceeds $10,007; fully collateralized by various Corporate Bonds, 1.05% - 8.25% due 7/15/16 - 2/1/45 (c); valued at $10,500) (Demand 8/7/15)	10,000	10,000
RBC Capital Markets LLC, (0.29%, dated 6/17/15, due 9/15/15; proceeds $15,011; fully collateralized by various Corporate Bonds, 1.25% - 8.25% due 1/11/16 - 11/2/43; valued at $15,751) (Demand 8/7/15)	15,000	15,000
RBC Capital Markets LLC, (0.30%, dated 6/8/15, due 12/4/15; proceeds $30,045; fully collateralized by various Corporate Bonds, 1.05% - 10.20% due 7/15/16 - 12/1/45 (c); valued at $31,501) (Demand 8/7/15)	30,000	30,000
RBC Capital Markets LLC, (0.35%, dated 5/6/15, due 8/4/15; proceeds $10,009; fully collateralized by various Corporate Bonds, 4.63% - 12.63% due 2/25/17 - 6/15/25; valued at $10,600)	10,000	10,000
RBC Capital Markets LLC, (0.35%, dated 6/15/15, due 9/14/15; proceeds $10,009; fully collateralized by various Corporate Bonds, 3.75% - 12.50% due 1/25/17 - 8/1/33 (c); valued at $10,600) (Demand 8/7/15)	10,000	10,000
RBC Capital Markets LLC, (0.35%, dated 6/3/15, due 9/1/15; proceeds $5,004; fully collateralized by various Corporate Bonds, 5.63% - 11.00% due 12/15/16 - 10/1/24; valued at $5,300) (Demand 8/7/15)	5,000	5,000
RBC Capital Markets LLC, (0.52%, dated 7/13/15, due 9/9/15; proceeds $20,017; fully collateralized by various Corporate Bonds, 4.50% - 12.50% due 12/15/16 - 12/1/28; valued at $21,200)	20,000	20,000
Scotia Capital USA, Inc., (0.28%, dated 7/31/15, due 8/3/15; proceeds $50,001; fully collateralized by various Corporate Bonds, 5.50% - 9.13% due 1/15/16 - 6/15/21; valued at $53,023)	50,000	50,000
SG Americas Securities, (0.30%, dated 7/31/15, due 8/3/15; proceeds $17,000; fully collateralized by various Corporate Bonds, 1.55% - 11.00% due 1/15/16 - 10/1/77 (c); valued at $17,974)	17,000	17,000
Societe Generale, (0.19%, dated 7/31/15, due 8/3/15; proceeds $75,001; fully collateralized by various U.S. Government agency securities, Zero Coupon - 4.00% due 6/10/16 - 8/1/45 and U.S. Government obligations, 0.63% - 2.13% due 7/31/17 - 12/31/21; valued at $76,836)	75,000	75,000
Wells Fargo Securities LLC, (0.16%, dated 7/30/15, due 8/6/15; proceeds $50,002; fully collateralized by various U.S. Government agency securities, 3.50% due 6/1/45 - 8/1/45; valued at $51,445)	50,000	50,000
Wells Fargo Securities LLC, (0.16%, dated 7/31/15, due 8/3/15; proceeds $50,001; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 11/1/44 - 7/15/45; valued at $51,545)	50,000	50,000

Wells Fargo Securities LLC, (0.18%, dated 7/31/15, due 8/3/15; proceeds $15,000; fully collateralized by various Corporate Bonds, 4.85% - 5.15% due 3/1/20 - 5/17/42; valued at $15,783)	15,000	15,000
Wells Fargo Securities LLC, (0.53%, dated 6/2/15, due 8/31/15; proceeds $5,007; fully collateralized by various Corporate Bonds, 3.88% - 9.25% due 9/10/15 - 11/1/24; valued at $5,300)	5,000	5,000
Wells Fargo Securities LLC, (0.69%, dated 7/27/15, due 10/26/15; proceeds $5,009; fully collateralized by various Convertible Bonds, Zero Coupon - 3.88% due 8/17/15 - 2/15/44 and Convertible Preferred Stocks; valued at $5,651)	5,000	5,000
Total Repurchase Agreements (Cost $1,556,500)		1,556,500

Tax-Exempt Instruments (0.8%)

Closed-End Investment Companies (0.8%)
Nuveen California Dividend Advantage Municipal Fund,
VRDP Ser 5 (AMT)
0.09%, 8/1/40 (b)	9,000	9,000
VRDP Ser 6 (AMT)
0.09%, 8/1/40 (b)	3,800	3,800
Nuveen New York AMT-Free Municipal Income Fund, VRDP Ser 3
0.08%, 12/1/40 (b)	17,000	17,000
Total Tax-Exempt Instruments (Cost $29,800)		29,800

Time Deposits (9.8%)

International Banks (9.8%)
Credit Agricole CIB Grand Cayman
0.11%, 8/3/15	180,000	180,000
Natixis Grand Cayman
0.08%, 8/3/15	180,000	180,000
Total Time Deposits (Cost $360,000)		360,000
Total Investments (99.7%) (Cost $3,668,409) +		3,668,409
Other Assets in Excess of Liabilities (0.3%)		9,884
Net Assets (100.0%)		$3,678,293

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual – One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2015.

+	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
AMT	Alternative Minimum Tax.
VRDP	Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	42.4%
Floating Rate Notes	25.6
Time Deposits	9.8
Certificates of Deposit	8.3
Corporate Bonds	6.5
Commercial Paper	5.6
Other*	1.8
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Prime Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2015 (unaudited)

	Face
	Amount	Value
	(000)	(000)

Certificates of Deposit (13.7%)

International Banks (13.7%)
DNB Bank ASA,
0.12%, 8/4/15 – 8/5/15	$450,000	$450,000
Landesbank Hessen Thueringen
0.12%, 8/3/15	80,000	80,000
Lloyds Bank PLC
0.13%, 8/3/15	140,000	140,000
Mizuho Bank Ltd.
0.28%, 9/16/15	300,000	300,000
Oversea Chinese Banking Corp.,
0.23%, 9/16/15	140,000	139,998
0.24%, 9/17/15	350,000	350,000
Sumitomo Mitsui Banking Corp.
0.28%, 9/17/15	348,000	348,000
Sumitomo Mitsui Trust Bank Ltd.
0.27%, 8/5/15	50,000	50,000
Svenska Handelsbanken
0.21%, 9/18/15	250,000	250,002
Swedbank AB
0.13%, 8/4/15	512,000	512,000
Total Certificates of Deposit (Cost $2,620,000)		2,620,000

Commercial Paper (a) (9.0%)

Domestic Bank (0.1%)
Bank of New York Mellon Corp.
0.08%, 8/3/15	20,000	20,000

International Banks (8.9%)
Credit Agricole Corporate and Investment Bank
0.11%, 8/3/15	750,000	750,000
Natixis
0.08%, 8/3/15	950,000	950,000
		1,700,000
Total Commercial Paper (Cost $1,720,000)		1,720,000

Corporate Bonds (0.4%)

International Banks (0.4%)
Commonwealth Bank of Australia
1.25%, 9/18/15	38,050	38,088
Credit Suisse
5.13%, 8/15/15	34,523	34,576
Total Corporate Bonds (Cost $72,664)		72,664

Floating Rate Notes (31.5%)

Automobiles (0.5%)
Toyota Motor Credit Corp.
0.27%, 11/17/15	98,000	98,000

Domestic Banks (7.2%)
Bank of America Corp.
0.29%, 12/7/15	100,000	100,000
BMO Harris Bank NA
0.38%, 1/19/16	165,000	165,000

HSBC Bank USA NA,
0.28%, 8/4/15	48,250	48,250
0.33%, 11/24/15	239,500	239,500
JP Morgan Chase Bank NA
0.44%, 6/7/16	420,000	420,000
U.S. Bank NA
0.34%, 10/1/15	50,450	50,452
Wells Fargo Bank NA
0.39%, 6/17/16 (b)	352,000	352,000
		1,375,202
International Banks (23.8%)
Bank of Montreal,
0.28%, 10/23/15 – 11/19/15	391,500	391,500
0.36%, 12/15/15	195,000	195,000
Bank of Nova Scotia,
0.28%, 8/4/15 – 9/3/15	328,250	328,250
0.43%, 1/29/16	237,250	237,250
BNP Paribas SA,
0.33%, 9/30/15	109,000	109,000
0.34%, 10/2/15	103,000	103,000
0.44%, 12/23/15	107,750	107,750
Credit Industriel et Commercial,
0.33%, 8/17/15	250,000	250,000
0.34%, 9/18/15 – 11/4/15	368,750	368,750
Credit Suisse,
0.39%, 9/17/15 – 12/9/15	390,000	390,000
0.54%, 11/9/15	50,000	50,000
0.69%, 12/7/15	54,150	54,190
Oversea Chinese Banking Corp.
0.33%, 12/29/15	300,000	300,000
Royal Bank of Canada
0.40%, 6/30/16	350,000	349,990
Sumitomo Mitsui Banking Corp.,
0.33%, 8/27/15	168,500	168,500
0.34%, 10/22/15	214,000	214,000
0.39%, 1/29/16	115,000	115,000
Svenska Handelsbanken
0.29%, 12/17/15	305,000	305,000
Toronto Dominion Bank,
0.26%, 11/2/15	102,000	102,000
0.29%, 11/6/15	125,000	125,000
UBS AG
0.39%, 12/14/15	295,000	295,000
		4,559,180
Total Floating Rate Notes (Cost $6,032,382)		6,032,382

Repurchase Agreements (35.0%)
ABN Amro Securities LLC, (0.15%, dated 7/31/15, due 8/3/15; proceeds $571,007; fully collateralized by various U.S. Government agency securities, 0.75% - 6.50% due 3/1/16 - 7/1/45; valued at $588,131)	571,000	571,000
ABN Amro Securities LLC, (0.18%, dated 7/31/15, due 8/3/15; proceeds $235,004; fully collateralized by various Corporate Bonds, 0.44% - 10.20% due 8/1/15 - 6/1/45; valued at $246,842)	235,000	235,000

ABN Amro Securities LLC, (0.28%, dated 5/11/15, due 8/11/15; proceeds $65,047; fully collateralized by cash; valued at $65,000) (Demand 8/7/15)	65,000	65,000
ABN Amro Securities LLC, (0.28%, dated 5/29/15, due 8/31/15; proceeds $40,029; fully collateralized by cash; valued at $40,000) (Demand 8/7/15)	40,000	40,000
Bank of Nova Scotia, (0.30%, dated 3/4/15, due 3/4/16; proceeds $100,305; fully collateralized by various U.S. Government agency securities, 0.82% - 6.63% due 11/17/15 - 4/20/62; valued at $103,015) (Demand 8/7/15)	100,000	100,000
Bank of Nova Scotia, (0.30%, dated 3/6/15, due 3/4/16; proceeds $275,834; fully collateralized by various U.S. Government agency securities, 1.02% - 6.00% due 10/17/17 - 9/20/61; valued at $283,310) (Demand 8/7/15)	275,000	275,000
Bank of Nova Scotia, (0.35%, dated 1/2/15, due 1/4/16; proceeds $501,784; fully collateralized by various U.S. Government agency securities, 1.75% - 6.00% due 2/1/23 - 4/20/62; valued at $515,078) (Demand 8/7/15)	500,000	500,000
BNP Paribas Securities Corp., (0.15%, dated 7/31/15, due 8/3/15; proceeds $65,001; fully collateralized by various U.S. Government agency securities, 1.63% - 6.50% due 2/1/21 - 7/1/45; valued at $66,950)	65,000	65,000
BNP Paribas Securities Corp., (0.19%, dated 7/31/15, due 8/3/15; proceeds $285,005; fully collateralized by various Corporate Bonds, 1.40% - 9.88% due 8/1/15 - 3/1/47 (c); valued at $299,216)	285,000	285,000
BNP Paribas Securities Corp., (0.46%, dated 5/8/15, due 8/7/15; proceeds $90,105; fully collateralized by various Corporate Bonds, 4.50% - 11.00% due 5/15/17 - 6/15/32; valued at $95,400)	90,000	90,000
Citigroup Global Markets, Inc., (0.23%, dated 7/31/15, due 8/3/15; proceeds $85,002; fully collateralized by various Common Stocks; valued at $89,250)	85,000	85,000
Credit Agricole Corp., (0.15%, dated 7/31/15, due 8/3/15; proceeds $200,003; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 5/1/32 - 6/1/45; valued at $205,902)	200,000	200,000
Credit Suisse Securities USA, (0.15%, dated 7/31/15, due 8/3/15; proceeds $25,000; fully collateralized by a U.S. Government obligation, 2.88% due 3/31/18; valued at $25,502)	25,000	25,000
Credit Suisse Securities USA, (0.45%, dated 7/30/15, due 8/6/15; proceeds $120,011; fully collateralized by various Corporate Bonds, 6.00% - 12.63% due 9/1/17 - 1/15/24; valued at $127,202)	120,000	120,000
Credit Suisse Securities USA, (0.68%, dated 5/4/15, due 8/3/15; proceeds $65,112; fully collateralized by various Corporate Bonds, 5.00% - 10.00% due 4/15/19 - 6/15/25; valued at $68,901)	65,000	65,000
Federal Reserve Bank of New York, (0.05%, dated 7/31/15, due 8/3/15; proceeds $200,001; fully collateralized by a U.S. Government obligation, 3.13% due 2/15/42; valued at $199,726)	200,000	200,000
HSBC Securities USA, Inc., (0.18%, dated 7/31/15, due 8/3/15; proceeds $100,002; fully collateralized by various Corporate Bonds, 4.13% - 9.13% due 10/1/15 - 4/29/25 (c); valued at $106,000)	100,000	100,000
HSBC Securities USA, Inc., (0.28%, dated 7/31/15, due 8/3/15; proceeds $250,006; fully collateralized by various Corporate Bonds, 4.25% - 12.63% due 5/1/16 - 3/15/29 (c); valued at $265,003)	250,000	250,000
ING Financial Markets LLC, (0.18%, dated 7/31/15, due 8/3/15; proceeds $110,002; fully collateralized by various Corporate Bonds, 2.00% - 7.75% due 8/5/15 - 10/1/54; valued at $115,505)	110,000	110,000
ING Financial Markets LLC, (0.18%, dated 7/31/15, due 8/3/15; proceeds $12,000; fully collateralized by various Corporate Bonds, 1.80% - 5.88% due 9/15/16 - 3/15/45; valued at $12,604)	12,000	12,000

ING Financial Markets LLC, (0.28%, dated 5/22/15, due 8/20/15; proceeds $56,039; fully collateralized by various Corporate Bonds, 2.25% - 7.88% due 3/15/16 - 3/15/44; valued at $58,803) (Demand 8/7/15)	56,000	56,000
ING Financial Markets LLC, (0.31%, dated 7/31/15, due 8/3/15; proceeds $44,001; fully collateralized by various Corporate Bonds, 6.00% - 11.38% due 8/15/16 - 4/1/23; valued at $46,644)	44,000	44,000
ING Financial Markets LLC, (0.40%, dated 5/15/15, due 8/14/15; proceeds $10,010; fully collateralized by various Corporate Bonds, 7.38% - 10.00% due 10/1/19 - 4/23/21; valued at $10,601) (Demand 8/7/15)	10,000	10,000
ING Financial Markets LLC, (0.40%, dated 5/18/15, due 8/18/15; proceeds $21,021; fully collateralized by various Corporate Bonds, 5.63% - 10.63% due 12/15/16 - 3/15/23; valued at $22,261) (Demand 8/7/15)	21,000	21,000
ING Financial Markets LLC, (0.40%, dated 5/7/15, due 8/7/15; proceeds $20,020; fully collateralized by various Corporate Bonds, 5.38% - 12.50% due 12/15/16 - 2/15/25; valued at $20,797)	20,000	20,000
ING Financial Markets LLC, (0.40%, dated 6/2/15, due 8/20/15; proceeds $20,018; fully collateralized by various Corporate Bonds, 6.50% - 12.13% due 10/1/17 - 9/1/21; valued at $21,608) (Demand 8/7/15)	20,000	20,000
ING Financial Markets LLC, (0.40%, dated 6/3/15, due 8/31/15; proceeds $20,020; fully collateralized by various Corporate Bonds, 6.50% - 11.25% due 10/1/17 - 4/15/21; valued at $21,202) (Demand 8/7/15)	20,000	20,000
ING Financial Markets LLC, (0.40%, dated 6/4/15, due 8/24/15; proceeds $10,009; fully collateralized by various Corporate Bonds, 5.75% - 10.00% due 6/15/17 - 5/1/31; valued at $10,603) (Demand 8/7/15)	10,000	10,000
JP Morgan Clearing Corp., (0.42%, dated 7/24/15, due 8/11/15; proceeds $90,019; fully collateralized by various Corporate Bonds, Zero Coupon due 4/1/19 - 4/15/22; valued at $95,410) (Demand 8/7/15)	90,000	90,000
JP Morgan Clearing Corp., (0.52%, dated 7/17/15, due 10/29/15; proceeds $115,173; fully collateralized by various Common Stocks; valued at $120,026) (Demand 8/17/15)	115,000	115,000
JP Morgan Clearing Corp., (0.53%, dated 2/13/15, due 10/29/15; proceeds $75,283; fully collateralized by various Common Stocks and a Preferred Stock; valued at $79,591) (Demand 8/14/15)	75,000	75,000
JP Morgan Clearing Corp., (0.63%, dated 2/13/15, due 10/29/15; proceeds $220,988; fully collateralized by various Common Stocks and Convertible Bonds, Zero Coupon due 11/15/16 - 4/1/63; valued at $239,855) (Demand 8/14/15)	220,000	220,000
Merrill Lynch Pierce Fenner & Smith, (0.15%, dated 7/31/15, due 8/3/15; proceeds $100,001; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 4/20/45 - 7/20/45; valued at $102,969)	100,000	100,000
Merrill Lynch Pierce Fenner & Smith, (0.20%, dated 7/31/15, due 8/3/15; proceeds $160,003; fully collateralized by various Common Stocks and Preferred Stocks; valued at $168,000)	160,000	160,000
Merrill Lynch Pierce Fenner & Smith, (0.57%, dated 1/21/15, due 9/4/15; proceeds $187,167; fully collateralized by various Common Stocks, Convertible Bonds, 0.25% - 4.75% due 11/15/16 - 12/15/66 and Convertible Preferred Stocks; valued at $198,977) (Demand 8/3/15)	186,500	186,500
Merrill Lynch Pierce Fenner & Smith, (0.57%, dated 1/29/15, due 9/4/15; proceeds $60,207; fully collateralized by various Common Stocks; valued at $63,000) (Demand 8/3/15)	60,000	60,000

Natixis, (0.15%, dated 7/31/15, due 8/3/15; proceeds $250,003; fully collateralized by various U.S. Government obligations, Zero Coupon - 7.50% due 9/17/15 - 8/15/44; valued at $254,924)	250,000	250,000
Natixis, (0.16%, dated 7/31/15, due 8/3/15; proceeds $150,002; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 7/1/28 - 6/1/45 and U.S. Government obligations, Zero Coupon - 7.50% due 7/21/16 - 2/15/43; valued at $153,879)	150,000	150,000
RBC Capital Markets LLC, (0.13%, dated 7/6/15, due 10/5/15; proceeds $250,082; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 8/1/18 - 5/20/65; valued at $257,489) (Demand 8/7/15)	250,000	250,000
RBC Capital Markets LLC, (0.27%, dated 7/13/15, due 10/13/15; proceeds $27,519; fully collateralized by various Corporate Bonds, 1.20% - 10.18% due 11/29/17 - 5/15/45; valued at $28,875) (Demand 8/7/15)	27,500	27,500
RBC Capital Markets LLC, (0.29%, dated 6/16/15, due 9/15/15; proceeds $50,037; fully collateralized by various Corporate Bonds, 1.20% - 10.20% due 1/11/16 - 9/15/45 (c); valued at $52,500) (Demand 8/7/15)	50,000	50,000
RBC Capital Markets LLC, (0.29%, dated 6/17/15, due 9/15/15; proceeds $75,054; fully collateralized by various Corporate Bonds, 1.38% - 9.25% due 6/24/16 - 9/15/45; valued at $78,787) (Demand 8/7/15)	75,000	75,000
RBC Capital Markets LLC, (0.30%, dated 6/8/15, due 12/4/15; proceeds $170,254; fully collateralized by various Corporate Bonds, 1.20% - 8.38% due 11/6/15 - 12/15/66; valued at $178,500) (Demand 8/7/15)	170,000	170,000
RBC Capital Markets LLC, (0.35%, dated 5/6/15, due 8/4/15; proceeds $79,069; fully collateralized by various Corporate Bonds, 4.50% - 11.00% due 12/15/16 - 5/15/33 (c); valued at $83,740)	79,000	79,000
RBC Capital Markets LLC, (0.35%, dated 6/15/15, due 9/14/15; proceeds $50,044; fully collateralized by various Corporate Bonds, 3.00% - 12.50% due 12/15/16 - 8/1/33 (c); valued at $53,000) (Demand 8/7/15)	50,000	50,000
RBC Capital Markets LLC, (0.35%, dated 6/3/15, due 9/1/15; proceeds $40,035; fully collateralized by various Corporate Bonds, 4.13% - 12.50% due 3/15/16 - 5/21/43 (c); valued at $42,400) (Demand 8/7/15)	40,000	40,000
RBC Capital Markets LLC, (0.52%, dated 7/13/15, due 9/3/15; proceeds $40,030; fully collateralized by various Corporate Bonds, 4.38% - 12.63% due 4/1/16 - 9/10/40; valued at $42,400) (Demand 8/13/15)	40,000	40,000
Scotia Capital USA, Inc., (0.28%, dated 7/31/15, due 8/3/15; proceeds $265,006; fully collateralized by various Corporate Bonds, 3.38% - 11.88% due 10/15/15 - 12/15/21; valued at $281,004)	265,000	265,000
SG Americas Securities, (0.30%, dated 7/31/15, due 8/3/15; proceeds $85,002; fully collateralized by various Corporate Bonds, 1.88% - 11.50% due 2/15/17 - 10/1/77; valued at $89,915)	85,000	85,000
Societe Generale, (0.19%, dated 7/31/15, due 8/3/15; proceeds $125,002; fully collateralized by various U.S. Government agency securities, 0.58% - 3.01% due 10/1/22 - 8/1/45 and U.S. Government obligations, Zero Coupon - 1.50% due 7/31/18 - 2/15/26; valued at $128,404)	125,000	125,000
TD Securities USA LLC, (0.15%, dated 7/30/15, due 8/6/15; proceeds $25,001; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 2/1/27 - 10/1/44; valued at $25,704)	25,000	25,000
Wells Fargo Securities LLC, (0.16%, dated 7/30/15, due 8/6/15; proceeds $75,002; fully collateralized by a U.S. Government obligation, 1.50% due 6/30/16; valued at $76,496)	75,000	75,000

Wells Fargo Securities LLC, (0.16%, dated 7/31/15, due 8/3/15; proceeds $200,003; fully collateralized by a U.S. Government agency security, 3.00% due 7/1/45; valued at $205,514)	200,000	200,000
Wells Fargo Securities LLC, (0.18%, dated 7/31/15, due 8/3/15; proceeds $85,001; fully collateralized by various Corporate Bonds, 0.43% - 7.45% due 4/1/16 - 6/15/44; valued at $89,250)	85,000	85,000
Wells Fargo Securities LLC, (0.53%, dated 6/2/15, due 8/31/15; proceeds $35,046; fully collateralized by various Corporate Bonds, 5.00% - 11.75% due 1/15/16 - 1/1/25; valued at $37,100)	35,000	35,000
Wells Fargo Securities LLC, (0.69%, dated 7/27/15, due 10/26/15; proceeds $15,277; fully collateralized by various Convertible Bonds, Zero Coupon - 3.88% due 8/17/15 - 2/15/44 and Convertible Preferred Stocks; valued at $17,233)	15,250	15,250
Total Repurchase Agreements (Cost $6,692,250)		6,692,250

Tax-Exempt Instruments (0.4%)

Closed-End Investment Companies (0.3%)
Nuveen AMT-Free Municipal Income Fund, VRDP Ser 2
0.10%, 12/1/40 (b)	15,000	15,000
Nuveen California Dividend Advantage Municipal Fund, VRDP Ser 4 (AMT)
0.10%, 12/1/42 (b)	24,000	24,000
Nuveen California Performance Plus Municipal Fund, Inc., VRDP Ser 1-810 (AMT)
0.09%, 12/1/40 (b)	14,500	14,500
Nuveen New Jersey Dividend Advantage Municipal Fund, VRDP Ser 1-450 (AMT)
0.10%, 8/3/43 (b)	5,000	5,000
		58,500
Weekly Variable Rate Bonds (0.1%)
Minnesota Housing Finance Agency,
Residential Housing Finance 2007 Ser J (Taxable)
0.18%, 7/1/38	3,270	3,270
Residential Housing Finance 2007 Ser T (Taxable)
0.18%, 7/1/48	10,965	10,965
		14,235
Total Tax-Exempt Instruments (Cost $72,735)		72,735

Time Deposit (3.8%)

International Bank (3.8%)
Lloyds Bank PLC (New York Branch)
0.06%, 8/3/15 (Cost $725,000)	725,000	725,000
Total Investments (93.8%) (Cost $17,935,031) +		17,935,031
Other Assets in Excess of Liabilities (6.2%)		1,184,878
Net Assets (100.0%)		$19,119,909

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2015.

+	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
AMT	Alternative Minimum Tax.
VRDP	Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	37.3%
Floating Rate Notes	33.6
Certificates of Deposit	14.6
Commercial Paper	9.6
Other*	4.9
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Government Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2015 (unaudited)

	Face Amount (000)	Value (000)

Repurchase Agreements (72.9%)
ABN Amro Securities LLC, (0.14%, dated 7/31/15, due 8/3/15; proceeds $100,001; fully collateralized by various U.S. Government agency securities, 0.75% - 5.50% due 1/12/18 - 7/15/36 and U.S. Government obligations, 0.63% - 4.63% due 12/31/16 - 11/15/42; valued at $102,068)	$100,000	$100,000
ABN Amro Securities LLC, (0.15%, dated 7/31/15, due 8/3/15; proceeds $504,006; fully collateralized by various U.S. Government agency securities, 0.75% - 5.50% due 1/1/16 - 7/1/45 and a U.S. Government obligation, Zero Coupon due 11/19/15; valued at $519,260)	504,000	504,000
Bank of Montreal, (0.10%, dated 5/28/15, due 9/4/15; proceeds $100,028; fully collateralized by various U.S. Government obligations, 0.25% - 4.63% due 2/29/16 - 5/15/45; valued at $102,098)	100,000	100,000
Bank of Montreal, (0.10%, dated 6/11/15, due 8/13/15; proceeds $350,061; fully collateralized by various U.S. Government agency securities, 2.50% - 5.75% due 3/27/19 - 6/1/45 and a U.S. Government obligation, 3.88% due 8/15/40; valued at $360,156) (Demand 8/7/15)	350,000	350,000
Bank of Montreal, (0.11%, dated 7/20/15, due 8/19/15; proceeds $100,009; fully collateralized by various U.S. Government agency securities, 2.50% - 6.50% due 5/1/27 - 7/1/43 and U.S. Government obligations, Zero Coupon - 6.13% due 8/6/15 - 8/15/44; valued at $102,910) (Demand 8/7/15)	100,000	100,000
Bank of Montreal, (0.13%, dated 7/31/15, due 8/3/15; proceeds $50,001; fully collateralized by cash and various U.S. Government obligations, 1.25% - 6.25% due 10/31/15 - 11/15/44; valued at $50,681)	50,000	50,000
Bank of Montreal, (0.13%, dated 7/31/15, due 8/3/15; proceeds $50,001; fully collateralized by various U.S. Government obligations, 0.63% - 3.88% due 8/15/17 - 8/15/40; valued at $50,950)	50,000	50,000
Bank of Montreal, (0.14%, dated 7/31/15, due 8/3/15; proceeds $55,001; fully collateralized by various U.S. Government agency securities, Zero Coupon - 6.75% due 9/28/15 - 11/15/38 and a U.S. Government obligation, Zero Coupon due 10/8/15; valued at $56,105)	55,000	55,000
Bank of Nova Scotia, (0.15%, dated 7/31/15, due 8/3/15; proceeds $25,000; fully collateralized by various U.S. Government obligations, 1.13% - 2.75% due 7/15/20 - 11/15/42; valued at $25,468)	25,000	25,000
Bank of Nova Scotia, (0.22%, dated 9/8/14, due 9/8/15; proceeds $435,970; fully collateralized by various U.S. Government agency securities, 1.25% - 6.25% due 10/2/19 - 4/20/62; valued at $448,049) (Demand 8/7/15)	435,000	435,000
Bank of Nova Scotia, (0.23%, dated 8/4/14, due 8/4/15; proceeds $362,844; fully collateralized by various U.S. Government agency securities, 0.82% - 6.00% due 6/21/17 - 4/20/62; valued at $372,896)	362,000	362,000
Bank of Nova Scotia, (0.30%, dated 3/4/15, due 3/4/16; proceeds $87,265; fully collateralized by various U.S. Government agency securities, 2.23% - 6.00% due 2/1/23 - 7/1/45; valued at $89,583) (Demand 8/7/15)	87,000	87,000
Bank of Nova Scotia, (0.35%, dated 1/2/15, due 1/4/16; proceeds $456,623; fully collateralized by various U.S. Government agency securities, 1.05% - 6.25% due 2/13/17 - 7/20/62; valued at $468,447) (Demand 8/7/15)	455,000	455,000

Bank of Nova Scotia, (0.35%, dated 1/5/15, due 1/5/16; proceeds $401,419; fully collateralized by various U.S. Government agency securities, 1.75% - 6.00% due 2/1/23 - 7/20/62; valued at $412,075) (Demand 8/7/15)	400,000	400,000
BNP Paribas Securities Corp., (0.06%, dated 6/26/15, due 8/21/15; proceeds $300,028; fully collateralized by various U.S. Government obligations, Zero Coupon - 8.75% due 1/28/16 - 5/15/44; valued at $305,573) (Demand 8/7/15)	300,000	300,000
BNP Paribas Securities Corp., (0.08%, dated 5/8/15, due 8/6/15; proceeds $100,020; fully collateralized by various U.S. Government obligations, Zero Coupon - 8.88% due 1/14/16 - 11/15/44; valued at $101,908)	100,000	100,000
BNP Paribas Securities Corp., (0.10%, dated 5/22/15, due 8/20/15; proceeds $275,069; fully collateralized by various U.S. Government agency securities, Zero Coupon - 7.00% due 9/11/15 - 7/15/56 and U.S. Government obligations, Zero Coupon - 1.88% due 9/17/15 - 11/15/43; valued at $282,637) (Demand 8/7/15)	275,000	275,000
BNP Paribas Securities Corp., (0.10%, dated 7/17/15, due 8/31/15; proceeds $200,025; fully collateralized by various U.S. Government agency securities, Zero Coupon - 6.00% due 9/15/15 - 7/20/45 and U.S. Government obligations, Zero Coupon - 2.50% due 1/7/16 - 1/15/29; valued at $205,258) (Demand 8/7/15)	200,000	200,000
BNP Paribas Securities Corp., (0.11%, dated 7/15/15, due 8/5/15; proceeds $1,500,096; fully collateralized by various U.S. Government agency securities, Zero Coupon - 8.00% due 8/14/15 - 7/20/45 and U.S. Government obligations, Zero Coupon - 8.88% due 2/15/17 - 2/15/40; valued at $1,545,087)	1,500,000	1,500,000
BNP Paribas Securities Corp., (0.13%, dated 7/31/15, due 8/3/15; proceeds $950,010; fully collateralized by various U.S. Government obligations, Zero Coupon - 5.13% due 9/15/15 - 2/15/45; valued at $969,076)	950,000	950,000
BNP Paribas Securities Corp., (0.15%, dated 7/31/15, due 8/3/15; proceeds $84,001; fully collateralized by various U.S. Government agency securities, Zero Coupon - 7.50% due 10/1/17 - 7/1/47; valued at $86,538)	84,000	84,000
BNP Paribas Securities Corp., (0.19%, dated 7/16/15, due 12/16/15; proceeds $500,404; fully collateralized by various U.S. Government agency securities, 0.17% - 7.00% due 4/25/16 - 7/1/45 and U.S. Government obligations, Zero Coupon - 8.88% due 3/31/16 - 8/15/42; valued at $513,874) (Demand 8/7/15)	500,000	500,000
Citibank NA, (0.13%, dated 7/29/15, due 8/5/15; proceeds $500,013; fully collateralized by various U.S. Government agency securities, 1.00% - 3.38% due 7/28/17 - 5/1/44 and U.S. Government obligations, 0.50% - 3.63% due 1/15/16 - 2/15/42; valued at $509,698)	500,000	500,000
Citigroup Global Markets, Inc., (0.13%, dated 7/30/15, due 8/6/15; proceeds $50,001; fully collateralized by a U.S. Government obligation, 1.63% due 8/31/19; valued at $51,040)	50,000	50,000
Credit Agricole Corp., (0.10%, dated 7/27/15, due 8/3/15; proceeds $250,005; fully collateralized by various U.S. Government obligations, Zero Coupon - 3.63% due 8/27/15 - 2/15/44; valued at $255,000)	250,000	250,000
Credit Agricole Corp., (0.13%, dated 7/31/15, due 8/3/15; proceeds $400,004; fully collateralized by various U.S. Government obligations, Zero Coupon - 3.88% due 7/31/19 - 2/15/44; valued at $408,335)	400,000	400,000
Credit Agricole Corp., (0.15%, dated 7/31/15, due 8/3/15; proceeds $220,003; fully collateralized by various U.S. Government agency securities, 2.37% - 5.00% due 1/1/27 - 3/20/45; valued at $226,616)	220,000	220,000

Credit Suisse Securities USA, (0.13%, dated 7/29/15, due 8/5/15; proceeds $250,006; fully collateralized by various U.S. Government agency securities, 2.87% - 7.00% due 1/15/27 - 8/15/56; valued at $257,501)	250,000	250,000
Credit Suisse Securities USA, (0.15%, dated 7/31/15, due 8/3/15; proceeds $125,002; fully collateralized by a U.S. Government obligation, 6.50% due 11/15/26; valued at $127,501)	125,000	125,000
Credit Suisse Securities USA, (0.16%, dated 7/20/15, due 9/17/15; proceeds $250,066; fully collateralized by various U.S. Government agency securities, 2.50% - 6.50% due 9/15/25 - 4/15/52; valued at $257,504)	250,000	250,000
Federal Reserve Bank of New York, (0.05%, dated 7/31/15, due 8/3/15; proceeds $8,495,035; fully collateralized by various U.S. Government obligations, 1.13% - 3.50% due 10/31/18 - 5/15/22; valued at $8,499,626)	8,495,000	8,495,000
HSBC Securities USA, Inc., (0.13%, dated 7/31/15, due 8/3/15; proceeds $250,003; fully collateralized by various U.S. Government obligations, Zero Coupon due 8/15/17 - 8/15/42; valued at $255,004)	250,000	250,000
HSBC Securities USA, Inc., (0.14%, dated 7/31/15, due 8/3/15; proceeds $670,008; fully collateralized by various U.S. Government agency securities, 3.00% - 5.50% due 6/1/23 - 8/1/45; valued at $690,101)	670,000	670,000
ING Financial Markets LLC, (0.11%, dated 5/11/15, due 8/10/15; proceeds $405,113; fully collateralized by various U.S. Government agency securities, 1.79% - 4.29% due 5/1/20 - 1/1/45; valued at $417,151) (Demand 8/7/15)	405,000	405,000
ING Financial Markets LLC, (0.11%, dated 5/13/15, due 8/12/15; proceeds $100,028; fully collateralized by various U.S. Government agency securities, 4.00% due 2/1/42 - 5/1/45; valued at $103,003) (Demand 8/7/15)	100,000	100,000
ING Financial Markets LLC, (0.11%, dated 6/2/15, due 8/3/15; proceeds $480,091; fully collateralized by various U.S. Government agency securities, 1.31% - 6.07% due 11/1/24 - 11/1/44; valued at $494,401)	480,000	480,000
ING Financial Markets LLC, (0.12%, dated 7/29/15, due 8/5/15; proceeds $250,006; fully collateralized by various U.S. Government agency securities, 1.41% - 3.13% due 5/1/29 - 8/1/45; valued at $257,502)	250,000	250,000
ING Financial Markets LLC, (0.13%, dated 4/24/15, due 10/21/15; proceeds $95,062; fully collateralized by various U.S. Government agency securities, 3.50% due 11/1/25 - 1/1/43; valued at $97,852) (Demand 8/7/15)	95,000	95,000
ING Financial Markets LLC, (0.13%, dated 6/2/15, due 9/10/15; proceeds $75,027; fully collateralized by various U.S. Government agency securities, 3.50% due 5/1/42 - 1/1/43; valued at $77,254)	75,000	75,000
ING Financial Markets LLC, (0.13%, dated 6/8/15, due 9/8/15; proceeds $150,050; fully collateralized by various U.S. Government agency securities, 2.01% - 4.00% due 6/1/25 - 10/1/42; valued at $154,500)	150,000	150,000
ING Financial Markets LLC, (0.13%, dated 7/31/15, due 8/3/15; proceeds $125,001; fully collateralized by a U.S. Government obligation, 1.63% due 3/31/19; valued at $127,501)	125,000	125,000
ING Financial Markets LLC, (0.14%, dated 7/31/15, due 8/3/15; proceeds $100,001; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 11/1/25 - 5/1/45; valued at $103,001)	100,000	100,000
ING Financial Markets LLC, (0.17%, dated 7/14/15, due 10/14/15; proceeds $25,011; fully collateralized by a U.S. Government agency security, 3.50% due 10/1/42; valued at $25,753)	25,000	25,000

ING Financial Markets LLC, (0.18%, dated 5/20/15, due 11/16/15; proceeds $500,450; fully collateralized by various U.S. Government agency securities, 1.36% - 6.26% due 11/1/24 - 8/1/46; valued at $515,000) (Demand 8/7/15)	500,000	500,000
JP Morgan Securities LLC, (0.13%, dated 7/31/15, due 8/3/15; proceeds $45,000; fully collateralized by a U.S. Government obligation, 2.00% due 5/31/21; valued at $45,904)	45,000	45,000
Merrill Lynch Pierce Fenner & Smith, (0.14%, dated 7/31/15, due 8/3/15; proceeds $200,002; fully collateralized by various U.S. Government agency securities, Zero Coupon - 7.13% due 12/15/16 - 4/1/56 and U.S. Government obligations, Zero Coupon - 0.88% due 7/31/19 - 11/15/22; valued at $204,592)	200,000	200,000
Merrill Lynch Pierce Fenner & Smith, (0.15%, dated 7/31/15, due 8/3/15; proceeds $50,001; fully collateralized by a U.S. Government agency security, 3.50% due 7/20/45; valued at $51,544)	50,000	50,000
Natixis, (0.15%, dated 7/31/15, due 8/3/15; proceeds $1,250,016; fully collateralized by various U.S. Government obligations, 0.38% - 8.00% due 11/15/15 - 2/15/44; valued at $1,275,116)	1,250,000	1,250,000
Natixis, (0.16%, dated 7/31/15, due 8/3/15; proceeds $200,003; fully collateralized by various U.S. Government agency securities, 2.51% - 3.50% due 7/1/28 - 6/1/45 and U.S. Government obligations, Zero Coupon - 3.13% due 7/21/16 - 2/15/25; valued at $205,765)	200,000	200,000
RBC Capital Markets LLC, (0.13%, dated 2/6/15, due 8/5/15; proceeds $475,309; fully collateralized by various U.S. Government agency securities, 1.75% - 6.50% due 2/1/22 - 6/20/65; valued at $489,512)	475,000	475,000
RBC Capital Markets LLC, (0.13%, dated 3/4/15, due 9/2/15; proceeds $420,276; fully collateralized by various U.S. Government agency securities, 1.88% - 5.00% due 4/1/26 - 5/20/65; valued at $432,960) (Demand 8/7/15)	420,000	420,000
RBC Capital Markets LLC, (0.13%, dated 7/6/15, due 10/5/15; proceeds $550,181; fully collateralized by various U.S. Government agency securities, 2.00% - 5.00% due 4/1/27 - 5/20/65; valued at $566,497) (Demand 8/7/15)	550,000	550,000
Societe Generale, (0.08%, dated 7/6/15, due 8/10/15; proceeds $500,039; fully collateralized by various U.S. Government obligations, Zero Coupon - 8.88% due 9/10/15 - 2/15/44; valued at $510,000) (Demand 8/7/15)	500,000	500,000
Societe Generale, (0.08%, dated 7/7/15, due 8/13/15; proceeds $400,033; fully collateralized by various U.S. Government obligations, Zero Coupon - 2.50% due 1/31/20 - 1/15/25; valued at $408,000) (Demand 8/7/15)	400,000	400,000
Societe Generale, (0.08%, dated 7/8/15, due 8/17/15; proceeds $600,053; fully collateralized by various U.S. Government obligations, Zero Coupon - 2.75% due 7/15/21 - 8/15/43; valued at $612,645) (Demand 8/7/15)	600,000	600,000
Societe Generale, (0.08%, dated 7/9/15, due 8/19/15; proceeds $350,032; fully collateralized by various U.S. Government obligations, Zero Coupon - 3.25% due 9/30/15 - 5/15/44; valued at $357,000) (Demand 8/7/15)	350,000	350,000
Societe Generale, (0.09%, dated 7/2/15, due 8/7/15; proceeds $500,045; fully collateralized by various U.S. Government agency securities, Zero Coupon - 3.50% due 11/4/15 - 7/20/45 and U.S. Government obligations, 0.63% - 1.50% due 7/31/17 - 7/15/20; valued at $509,501)	500,000	500,000
Societe Generale, (0.10%, dated 7/1/15, due 8/5/15; proceeds $250,024; fully collateralized by various U.S. Government agency securities, 1.10% - 4.00% due 10/3/17 - 7/20/45 and U.S. Government obligations, 0.63% - 1.50% due 7/31/17 - 7/15/20; valued at $257,958)	250,000	250,000

Societe Generale, (0.10%, dated 7/14/15, due 8/28/15; proceeds $300,038; fully collateralized by cash and various U.S. Government obligations, Zero Coupon - 8.00% due 11/15/15 - 2/15/45; valued at $304,010) (Demand 8/7/15)	300,000	300,000
Societe Generale, (0.11%, dated 6/30/15, due 8/4/15; proceeds $175,019; fully collateralized by various U.S. Government agency securities, 1.79% - 4.50% due 10/1/26 - 7/20/45 and a U.S. Government obligation, 1.50% due 5/31/19; valued at $180,130)	175,000	175,000
Societe Generale, (0.17%, dated 7/31/15, due 8/3/15; proceeds $250,004; fully collateralized by cash and various U.S. Government obligations, Zero Coupon - 3.00% due 7/15/16 - 11/15/44; valued at $251,600)	250,000	250,000
Societe Generale, (0.19%, dated 7/31/15, due 8/3/15; proceeds $300,005; fully collateralized by various U.S. Government agency securities, 2.07% - 4.00% due 2/1/27 - 7/1/44 and U.S. Government obligations, 3.88% - 5.38% due 4/15/29 - 2/15/31; valued at $308,998)	300,000	300,000
TD Securities USA LLC, (0.11%, dated 7/28/15, due 8/4/15; proceeds $300,006; fully collateralized by various U.S. Government agency securities, 0.21% - 7.25% due 4/27/17 - 11/15/30 and a U.S. Government obligation, 2.63% due 11/15/20; valued at $305,959)	300,000	300,000
TD Securities USA LLC, (0.13%, dated 7/29/15, due 8/5/15; proceeds $350,009; fully collateralized by various U.S. Government agency securities, 3.00% - 4.50% due 3/1/26 - 6/1/45 and a U.S. Government obligation, 2.13% due 1/31/21; valued at $360,407)	350,000	350,000
TD Securities USA LLC, (0.14%, dated 7/31/15, due 8/7/15; proceeds $25,001; fully collateralized by various U.S. Government obligations, 2.00% - 8.50% due 2/15/20 - 5/15/21; valued at $25,520)	25,000	25,000
TD Securities USA LLC, (0.15%, dated 7/30/15, due 8/6/15; proceeds $383,011; fully collateralized by various U.S. Government agency securities, 2.50% - 4.00% due 11/1/25 - 11/1/44 and a U.S. Government obligation, 2.13% due 1/31/21; valued at $394,433)	383,000	383,000
Wells Fargo Securities LLC, (0.10%, dated 7/21/15, due 8/21/15; proceeds $250,022; fully collateralized by various U.S. Government agency securities, 4.00% - 4.60% due 5/20/44 - 12/20/64; valued at $257,183)	250,000	250,000
Wells Fargo Securities LLC, (0.11%, dated 5/26/15, due 8/24/15; proceeds $200,055; fully collateralized by various U.S. Government obligations, 0.12% - 2.00% due 1/31/16 - 11/15/17; valued at $203,906)	200,000	200,000
Wells Fargo Securities LLC, (0.12%, dated 5/11/15, due 8/10/15; proceeds $130,039; fully collateralized by a U.S. Government agency security, Zero Coupon due 10/30/15 and a U.S. Government obligation, 0.38% due 1/15/16; valued at $132,608)	130,000	130,000
Wells Fargo Securities LLC, (0.12%, dated 5/4/15, due 8/3/15; proceeds $225,068; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 7/1/30 - 8/1/45; valued at $231,982)	225,000	225,000
Wells Fargo Securities LLC, (0.12%, dated 6/17/15, due 9/15/15; proceeds $100,030; fully collateralized by various U.S. Government agency securities, Zero Coupon - 5.30% due 8/28/15 - 4/6/20 and a U.S. Government obligation, 1.63% due 8/15/22; valued at $102,016)	100,000	100,000
Wells Fargo Securities LLC, (0.12%, dated 6/8/15, due 9/4/15; proceeds $75,022; fully collateralized by a U.S. Government obligation, 1.50% due 6/30/16; valued at $76,496)	75,000	75,000
Wells Fargo Securities LLC, (0.13%, dated 5/26/15, due 8/24/15; proceeds $45,015; fully collateralized by a U.S. Government obligation, 0.38% due 1/15/16; valued at $45,907)	45,000	45,000

Wells Fargo Securities LLC, (0.13%, dated 7/29/15, due 8/5/15; proceeds $161,004; fully collateralized by various U.S. Government agency securities, Zero Coupon - 1.75% due 8/5/15 - 1/15/36; valued at $164,269)	161,000	161,000
Wells Fargo Securities LLC, (0.16%, dated 7/30/15, due 8/6/15; proceeds $655,020; fully collateralized by various U.S. Government agency securities, Zero Coupon - 5.00% due 7/1/23 - 8/1/45; valued at $674,735)	655,000	655,000
Wells Fargo Securities LLC, (0.16%, dated 7/31/15, due 8/3/15; proceeds $600,008; fully collateralized by various U.S. Government agency securities, Zero Coupon - 5.00% due 7/1/29 - 8/1/45; valued at $617,868)	600,000	600,000
Total Repurchase Agreements (Cost $31,061,000)		31,061,000

U.S. Agency Securities (23.5%)
Federal Farm Credit Bank,
0.14%, 8/30/16 (a)	75,000	75,000
0.15%, 8/21/15 – 7/28/16(a)	702,500	702,473
0.16%, 9/23/16 (a)	60,000	59,995
0.17%, 8/9/16 – 12/19/16(a)	459,540	459,507
0.19%, 7/24/17 (a)	175,000	175,036
0.22%, 5/15/17 (a)	100,000	100,082
Federal Home Loan Bank,
0.07%, 9/4/15 (b)	50,420	50,417
0.08%, 9/11/15 (b)	492,750	492,710
0.14%, 11/6/15 – 1/17/17(a)	2,095,000	2,094,878
0.15%, 8/21/15 – 2/18/16(a)	1,806,000	1,805,958
0.16%, 9/25/15	165,000	164,997
0.17%, 11/27/15 – 12/24/15(a)	806,000	805,938
0.18%, 8/28/15 – 10/15/15(a)	763,000	762,998
0.19%, 10/23/15 (a)	129,000	129,009
Federal Home Loan Mortgage Corporation,
0.15%, 2/18/16 (a)	467,000	466,961
0.17%, 6/15/16 – 11/14/16(a)	625,000	624,949
0.19%, 7/21/16 (a)	809,000	808,920
Federal National Mortgage Association
0.18%, 10/21/16 (a)	200,000	199,988
Total U.S. Agency Securities (Cost $9,979,816)		9,979,816
Total Investments (96.4%) (Cost $41,040,816) +		41,040,816
Other Assets in Excess of Liabilities (3.6%)		1,547,785
Net Assets (100.0%)		$42,588,601

(a)                                 Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2015.

(b)                                 Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

+                                         The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	75.7%
U.S. Agency Securities	24.3
Total Investments	100.0%

Government Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2015 (unaudited)

	Face Amount (000)	Value (000)

U.S. Agency Securities (86.3%)
Federal Farm Credit Bank
0.04%, 8/3/15 (a)	$5,000	$5,000
Federal Home Loan Bank,
0.05%, 8/3/15 – 8/7/15(a)	8,458	8,458
0.06%, 8/5/15 – 8/20/15(a)	3,225	3,225
0.07%, 8/7/15 – 8/12/15(a)	872	872
0.08%, 8/17/15 – 8/21/15(a)	1,400	1,400
0.09%, 8/19/15 (a)	400	400
0.10%, 8/5/15 (a)	500	500
Total U.S. Agency Securities (Cost $19,855)		19,855

U.S. Treasury Security (10.9%)
U.S. Treasury Bill
0.04%, 8/20/15 (b) (Cost $2,500)	2,500	2,500
Total Investments (97.2%) (Cost $22,355) +		22,355
Other Assets in Excess of Liabilities (2.8%)		655
Net Assets (100.0%)		$23,010

(a)                                 Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)                                 Rate shown is the yield to maturity at July 31, 2015.

+                                         The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	88.8%
U.S. Treasury Security	11.2
Total Investments	100.0%

Treasury Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2015 (unaudited)

	Face Amount (000)	Value (000)

Repurchase Agreements (87.3%)
ABN Amro Securities LLC, (0.13%, dated 7/31/15, due 8/3/15; proceeds $270,003; fully collateralized by various U.S. Government obligations, 0.38% - 4.63% due 10/31/15 - 11/15/42; valued at $275,400)	$270,000	$270,000
Bank of Montreal, (0.09%, dated 7/23/15, due 10/14/15; proceeds $500,104; fully collateralized by various U.S. Government obligations, 0.12% - 3.75% due 7/31/16 - 5/15/24; valued at $510,275) (Demand 8/7/15)	500,000	500,000
Bank of Montreal, (0.10%, dated 7/15/15, due 10/16/15; proceeds $300,078; fully collateralized by various U.S. Government obligations, 1.75% - 4.63% due 7/31/16 - 5/15/45; valued at $306,605) (Demand 8/7/15)	300,000	300,000
Bank of Montreal, (0.13%, dated 7/31/15, due 8/3/15; proceeds $50,001; fully collateralized by various U.S. Government obligations, Zero Coupon - 4.63% due 9/3/15 - 2/15/40; valued at $50,965)	50,000	50,000
Bank of Montreal, (0.13%, dated 7/31/15, due 8/3/15; proceeds $50,001; fully collateralized by various U.S. Government obligations, Zero Coupon - 8.88% due 8/13/15 - 8/15/44; valued at $51,032)	50,000	50,000
Bank of Nova Scotia, (0.15%, dated 7/31/15, due 8/3/15; proceeds $25,000; fully collateralized by various U.S. Government obligations, 0.13% - 3.50% due 6/15/18 - 5/15/43; valued at $25,507)	25,000	25,000
Bank of Nova Scotia, (0.15%, dated 9/8/14, due 9/8/15; proceeds $500,760; fully collateralized by various U.S. Government obligations, Zero Coupon - 9.25% due 8/15/15 - 5/15/44; valued at $509,992) (Demand 8/7/15)	500,000	500,000
Bank of Nova Scotia, (0.17%, dated 8/26/14, due 8/26/15; proceeds $200,345; fully collateralized by various U.S. Government obligations, Zero Coupon - 6.63% due 8/6/15 - 5/15/44; valued at $203,953) (Demand 8/7/15)	200,000	200,000
BNP Paribas Securities Corp., (0.06%, dated 6/26/15, due 8/21/15; proceeds $200,019; fully collateralized by various U.S. Government obligations, Zero Coupon - 7.63% due 11/12/15 - 2/15/45; valued at $203,851) (Demand 8/7/15)	200,000	200,000
BNP Paribas Securities Corp., (0.06%, dated 7/23/15, due 8/21/15; proceeds $100,005; fully collateralized by various U.S. Government obligations, Zero Coupon - 3.75% due 11/12/15 - 8/15/42; valued at $102,027) (Demand 8/7/15)	100,000	100,000
BNP Paribas Securities Corp., (0.08%, dated 5/11/15, due 8/10/15; proceeds $500,101; fully collateralized by various U.S. Government obligations, Zero Coupon - 7.50% due 8/15/15 - 2/15/45; valued at $510,148) (Demand 8/7/15)	500,000	500,000
BNP Paribas Securities Corp., (0.08%, dated 5/20/15, due 8/18/15; proceeds $425,085; fully collateralized by various U.S. Government obligations, Zero Coupon - 8.88% due 8/15/15 - 5/15/44; valued at $433,845) (Demand 8/7/15)	425,000	425,000
BNP Paribas Securities Corp., (0.08%, dated 5/8/15, due 8/6/15; proceeds $125,025; fully collateralized by various U.S. Government obligations, Zero Coupon - 8.88% due 2/29/16 - 11/15/44; valued at $127,488)	125,000	125,000
BNP Paribas Securities Corp., (0.13%, dated 7/31/15, due 8/3/15; proceeds $1,000,011; fully collateralized by various U.S. Government obligations, Zero Coupon - 9.00% due 8/31/15 - 2/15/44; valued at $1,020,437)	1,000,000	1,000,000
Citigroup Global Markets, Inc., (0.13%, dated 7/30/15, due 8/6/15; proceeds $450,011; fully collateralized by various U.S. Government obligations, Zero Coupon - 2.63% due 12/10/15 - 8/15/24; valued at $457,478)	450,000	450,000

Credit Agricole Corp., (0.10%, dated 7/27/15, due 8/3/15; proceeds $150,003; fully collateralized by various U.S. Government obligations, Zero Coupon - 2.50% due 1/7/16 - 1/15/29; valued at $153,106)	150,000	150,000
Credit Agricole Corp., (0.13%, dated 7/31/15, due 8/3/15; proceeds $1,250,014; fully collateralized by various U.S. Government obligations, 0.13% - 1.75% due 6/30/19 - 2/15/44; valued at $1,274,714)	1,250,000	1,250,000
Credit Suisse Securities USA, (0.15%, dated 7/31/15, due 8/3/15; proceeds $60,001; fully collateralized by various U.S. Government obligations, 1.38% - 2.00% due 9/30/18 - 2/15/23; valued at $61,204)	60,000	60,000
Federal Reserve Bank of New York, (0.05%, dated 7/31/15, due 8/3/15; proceeds $4,900,020; fully collateralized by various U.S. Government obligations, 1.75% - 4.00% due 8/15/18 - 8/15/42; valued at $4,901,934)	4,900,000	4,900,000
HSBC Securities USA, Inc., (0.13%, dated 7/31/15, due 8/3/15; proceeds $250,003; fully collateralized by various U.S. Government obligations, Zero Coupon due 2/15/18 - 2/15/33; valued at $255,001)	250,000	250,000
ING Financial Markets LLC, (0.08%, dated 7/2/15, due 8/5/15; proceeds $200,015; fully collateralized by a U.S. Government obligation, 1.38% due 4/30/20; valued at $204,004)	200,000	200,000
ING Financial Markets LLC, (0.08%, dated 7/21/15, due 8/13/15; proceeds $100,005; fully collateralized by various U.S. Government obligations, 1.00% - 1.63% due 3/31/19 - 8/31/19; valued at $102,002)	100,000	100,000
ING Financial Markets LLC, (0.09%, dated 7/29/15, due 8/12/15; proceeds $200,007; fully collateralized by various U.S. Government obligations, 1.38% - 1.63% due 3/31/19 - 4/30/20; valued at $204,002) (Demand 8/7/15)	200,000	200,000
ING Financial Markets LLC, (0.12%, dated 7/30/15, due 8/6/15; proceeds $100,002; fully collateralized by a U.S. Government obligation, 1.00% due 8/31/19; valued at $102,002)	100,000	100,000
ING Financial Markets LLC, (0.13%, dated 7/31/15, due 8/3/15; proceeds $125,001; fully collateralized by a U.S. Government obligation, 1.63% due 3/31/19; valued at $127,501)	125,000	125,000
ING Financial Markets LLC, (0.13%, dated 7/31/15, due 8/3/15; proceeds $250,003; fully collateralized by various U.S. Government obligations, 1.38% - 3.50% due 2/15/18 - 4/30/20; valued at $255,002)	250,000	250,000
ING Financial Markets LLC, (0.13%, dated 7/31/15, due 8/7/15; proceeds $300,008; fully collateralized by various U.S. Government obligations, Zero Coupon - 3.63% due 12/31/19 - 2/15/43; valued at $306,004)	300,000	300,000
JP Morgan Securities LLC, (0.13%, dated 7/31/15, due 8/3/15; proceeds $30,000; fully collateralized by a U.S. Government obligation, 2.00% due 5/31/21; valued at $30,601)	30,000	30,000
Merrill Lynch Pierce Fenner & Smith, (0.13%, dated 7/31/15, due 8/3/15; proceeds $210,002; fully collateralized by various U.S. Government obligations, Zero Coupon - 4.38% due 12/10/15 - 5/15/41; valued at $214,533)	210,000	210,000
Natixis, (0.15%, dated 7/31/15, due 8/3/15; proceeds $900,011; fully collateralized by various U.S. Government obligations, Zero Coupon - 8.75% due 11/15/15 - 11/15/44; valued at $917,666)	900,000	900,000
Societe Generale, (0.08%, dated 7/6/15, due 8/10/15; proceeds $500,039; fully collateralized by various U.S. Government obligations, Zero Coupon - 2.38% due 9/10/15 - 2/15/44; valued at $509,486) (Demand 8/7/15)	500,000	500,000

Societe Generale, (0.08%, dated 7/7/15, due 8/13/15; proceeds $350,029; fully collateralized by various U.S. Government obligations, Zero Coupon - 4.25% due 9/24/15 - 8/15/44; valued at $357,066) (Demand 8/7/15)	350,000	350,000
Societe Generale, (0.08%, dated 7/8/15, due 8/17/15; proceeds $400,036; fully collateralized by various U.S. Government obligations, Zero Coupon - 2.50% due 1/15/17 - 1/15/25; valued at $407,928) (Demand 8/7/15)	400,000	400,000
Societe Generale, (0.08%, dated 7/9/15, due 8/19/15; proceeds $150,014; fully collateralized by various U.S. Government obligations, Zero Coupon - 5.38% due 11/15/15 - 8/15/42; valued at $152,953) (Demand 8/7/15)	150,000	150,000
Societe Generale, (0.17%, dated 7/31/15, due 8/3/15; proceeds $750,011; fully collateralized by various U.S. Government obligations, Zero Coupon - 8.13% due 11/30/15 - 8/15/44; valued at $764,858)	750,000	750,000
TD Securities USA LLC, (0.14%, dated 7/31/15, due 8/7/15; proceeds $475,013; fully collateralized by various U.S. Government obligations, Zero Coupon - 3.75% due 10/15/15 - 2/15/44; valued at $484,655)	475,000	475,000
Wells Fargo Securities LLC, (0.09%, dated 5/11/15, due 8/10/15; proceeds $100,023; fully collateralized by various U.S. Government obligations, Zero Coupon - 2.63% due 12/17/15 - 9/30/21; valued at $101,962)	100,000	100,000
Wells Fargo Securities LLC, (0.10%, dated 6/29/15, due 9/25/15; proceeds $65,016; fully collateralized by various U.S. Government obligations, 1.25% - 1.50% due 7/31/16 - 10/31/18; valued at $66,301)	65,000	65,000
Wells Fargo Securities LLC, (0.10%, dated 6/9/15, due 9/8/15; proceeds $100,025; fully collateralized by various U.S. Government obligations, 1.50% due 12/31/18 - 1/31/22; valued at $101,959)	100,000	100,000
Wells Fargo Securities LLC, (0.11%, dated 5/19/15, due 8/17/15; proceeds $223,061; fully collateralized by various U.S. Government obligations, 0.88% - 3.25% due 11/30/15 - 8/15/24; valued at $227,480)	223,000	223,000
Wells Fargo Securities LLC, (0.14%, dated 7/31/15, due 8/3/15; proceeds $100,001; fully collateralized by various U.S. Government obligations, Zero Coupon - 3.25% due 12/17/15 - 8/15/22; valued at $102,113)	100,000	100,000
Total Repurchase Agreements (Cost $16,933,000)		16,933,000

U.S. Treasury Securities (6.8%)
U.S. Treasury Notes,
0.10%, 1/31/16 – 10/31/16(a)	700,500	700,379
0.12%, 4/30/16 – 4/30/17(a)	235,000	235,006
0.13%, 1/31/17 (a)	240,000	240,004
0.38%, 8/31/15	142,000	142,031
Total U.S. Treasury Securities (Cost $1,317,420)		1,317,420
Total Investments (94.1%) (Cost $18,250,420) +		18,250,420
Other Assets in Excess of Liabilities (5.9%)		1,150,954
Net Assets (100.0%)		$19,401,374

(a)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2015.

+                                         The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	92.8%
U.S. Treasury Securities	7.2
Total Investments	100.0%

Treasury Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2015 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (99.6%)
U.S. Treasury Bills,
0.02%, 8/6/15 – 8/27/15(a)	$2,815,000	$2,814,985
0.03%, 8/6/15 – 8/20/15(a)	1,315,000	1,314,988
0.04%, 8/6/15 – 8/20/15(a)	2,480,000	2,479,960
0.05%, 8/6/15 – 8/27/15(a)	1,075,000	1,074,967
0.08%, 10/29/15(a)	250,000	249,951
U.S. Treasury Notes,
0.10%, 1/31/16 – 10/31/16(b)	334,500	334,453
0.12%, 4/30/16 – 4/30/17(b)	450,000	450,032
0.13%, 1/31/17(b)	110,000	110,002
0.25%, 8/15/15 – 10/31/15	1,110,000	1,110,180
0.38%, 8/31/15	331,000	331,077
1.25%, 8/31/15 – 9/30/15	490,000	490,528
4.25%, 8/15/15	485,000	485,676
4.50%, 11/15/15	190,000	192,363
Total Investments (99.6%) (Cost $11,439,162) +		11,439,162
Other Assets in Excess of Liabilities (0.4%)		48,599
Net Assets (100.0%)		$11,487,761

(a)	Rate shown is the yield to maturity at July 31, 2015.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2015.
+	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2015 (unaudited)

	Face Amount (000)	Value (000)

Tax-Exempt Instruments (87.8%)

Weekly Variable Rate Bonds (64.2%)
Charlotte, NC, Water & Sewer System Ser 2006 B
0.01%, 7/1/36	$3,595	$3,595
Colorado Springs, CO, Utilities System Sub Lien Ser 2005 A
0.02%, 11/1/35	3,900	3,900
District of Columbia, The Pew Charitable Trusts Ser 2008 A
0.03%, 4/1/38	9,515	9,515
Houston, TX, Combined Utility System First Lien Ser 2004 B6
0.02%, 5/15/34	6,800	6,800
Massachusetts Department of Transportation, Metropolitan Highway System Contract Assistance Ser 2010 A-7
0.02%, 1/1/29	2,700	2,700
Massachusetts School Building Authority, Senior Dedicated Sales Tax Ser 2013 A Eagle #20140003 Class A
0.03%, 5/15/38 (a)	4,125	4,125
Massachusetts Water Resources Authority, Gen Ser 2008 A-2
0.02%, 8/1/37	2,210	2,210
Mobile Downtown Redevelopment Authority, AL,
Gulf Opportunity Zone Austal USA LLC Ser 2011 A
0.02%, 5/1/41	5,885	5,885
Gulf Opportunity Zone Austal USA LLC Ser 2011 B
0.02%, 5/1/41	7,115	7,115
New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2008 Subser B-1B
0.01%, 6/15/24	3,000	3,000
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2013 Ser C-5
0.01%, 11/1/41	3,700	3,700
New York City, NY, Fiscal 2008 Ser J Subser J-3
0.01%, 8/1/23	2,900	2,900
North Texas Tollway Authority, TX, Ser 2009 D
0.02%, 1/1/49	4,000	4,000
Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2
0.01%, 11/1/38	2,800	2,800
University of Massachusetts Building Authority, Senior Ser 2011-1
0.03%, 11/1/34	1,860	1,860
University of Texas Regents,
Financing System Ser 2007 B
0.01%, 8/1/34	3,000	3,000
Permanent University Fund Ser 2008 A
0.01%, 7/1/37	3,320	3,320
Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C
0.03%, 5/15/39 (a)	3,200	3,200
		73,625
Daily Variable Rate Bonds (16.7%)
East Baton Rouge Parish, LA, Exxon Mobil Corp. Ser 2010 A
0.01%, 8/1/35	2,200	2,200
Mississippi Business Finance Corporation, Chevron USA Ser 2007 A
0.01%, 12/1/30	4,750	4,750
New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2008 Ser B-3
0.01%, 6/15/25	1,700	1,700
New York City Transitional Finance Authority, NY,

Future Tax Fiscal 2010 Ser G Subser G5
0.01%, 5/1/34	1,400	1,400
Future Tax Fiscal 2014 Ser D Subser D-3
0.01%, 2/1/44	3,000	3,000
New York City, NY, Fiscal 2013 Ser F Subser F-3
0.01%, 3/1/42	2,600	2,600
Triborough Bridge & Tunnel Authority, NY, Ser 2002 F
0.02%, 11/1/32	3,400	3,400
		19,050
Commercial Paper (b) (6.1%)
Montgomery County, MD, 2010 Ser B BANs
0.05%, 8/4/15	5,000	5,000
San Antonio, TX, Water System Ser 2012 A
0.05%, 8/17/15	2,000	2,000
		7,000
Municipal Bonds & Notes (0.8%)
Texas, Ser 2008 C
5.25%, 8/1/15	430	430
University of Texas Regents, Financing System Ser 2012 A
5.00%, 8/15/15	500	501
		931
Total Tax-Exempt Instruments (Cost $100,606)		100,606

	Shares	Value (000)
Investment Company (12.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $13,800)	13,800,000	13,800
Total Investments (99.8%) (Cost $114,406) +		114,406
Other Assets in Excess of Liabilities (0.2%)		258
Net Assets (100.0%)		$114,664

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	The rates shown are the effective yields at the date of purchase.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended July 31, 2015, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Funds.

+	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
BANs	Bond Anticipation Notes.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	64.4%
Daily Variable Rate Bonds	16.6
Investment Company	12.1
Commercial Paper	6.1
Other*	0.8
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Summary of Tax-Exempt Instruments by State/Territory

	Value	Percent of
State/Territory	(000)	Net Assets
New York	$21,700	18.9%
Texas	20,051	17.5
Alabama	13,000	11.3
Massachusetts	10,895	9.5
District of Columbia	9,515	8.3
Maryland	5,000	4.4
Mississippi	4,750	4.2
Colorado	3,900	3.4
North Carolina	3,595	3.1
Utah	3,200	2.8
Florida	2,800	2.5
Louisiana	2,200	1.9
	$100,606	87.8%

Morgan Stanley Institutional Liquidity Funds

Notes to the Portfolio of Investments • July 31, 2015 (unaudited)

Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of July 31, 2015.

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$302,461	$—	$302,461
Commercial Paper	—	206,426	—	206,426
Corporate Bonds	—	237,235	—	237,235
Extendible Floating Rate Note	—	36,700	—	36,700
Floating Rate Notes	—	939,287	—	939,287
Repurchase Agreements	—	1,556,500	—	1,556,500
Tax-Exempt Instruments
Closed-End Investment Companies	—	29,800	—	29,800
Total Tax-Exempt Instruments	—	29,800	—	29,800
Time Deposits	—	360,000	—	360,000
Total Assets	$—	$3,668,409	$—	$3,668,409

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$2,620,000	$—	$2,620,000
Commercial Paper	—	1,720,000	—	1,720,000
Corporate Bonds	—	72,664	—	72,664
Floating Rate Notes	—	6,032,382	—	6,032,382
Repurchase Agreements	—	6,692,250	—	6,692,250
Tax-Exempt Instruments
Closed-End Investment Companies	—	58,500	—	58,500
Weekly Variable Rate Bonds	—	14,235	—	14,235
Total Tax-Exempt Instruments	—	72,735	—	72,735
Time Deposit	—	725,000	—	725,000
Total Assets	$—	$17,935,031	$—	$17,935,031

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$31,061,000	$—	$31,061,000
U.S. Agency Securities	—	9,979,816	—	9,979,816
Total Assets	$—	$41,040,816	$—	$41,040,816

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$19,855	$—	$19,855
U.S. Treasury Security	—	2,500	—	2,500
Total Assets	$—	$22,355	$—	$22,355

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$16,933,000	$—	$16,933,000
U.S. Treasury Securities	—	1,317,420	—	1,317,420
Total Assets	$—	$18,250,420	$—	$18,250,420

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$11,439,162	$—	$11,439,162
Total Assets	$—	$11,439,162	$—	$11,439,162

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$73,625	$—	$73,625
Daily Variable Rate Bonds	—	19,050	—	19,050
Commercial Paper	—	7,000	—	7,000
Municipal Bonds & Notes	—	931	—	931
Total Tax-Exempt Instruments	—	100,606	—	100,606
Investment Company	13,800	—	—	13,800
Total Assets	$13,800	$100,606	$—	$114,406

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of July 31, 2015, the Portfolios did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 22, 2015